INCOME TAXES (Tables)	12 Months Ended
May 31, 2019
Income Taxes [Abstract]
Schedule of income tax expense
	May 31	May 31
For the years ended	2019	2018
Loss before income taxes	$(2,087,058)	$(2,364,442)
Canadian federal and provincial income tax rates	27.00%	26.41%
Expected income tax recovery at statutory income tax rate	(538,035)	(624,537)
Difference between Canadian and foreign tax rate	(14,573)	(36,345)
Permanent differences	246,212	(69,865)
Changes in unrecognized deferred tax assets	721,316	266,868
Other adjustments	(58,489)	661,193
Total income tax expense	$356,431	$197,314

Current income tax expense	$408,524	$-
Deferred income tax expense (recovery)	$(52,093)	$197,314

Schedule of deferred income tax asset (liability)
	May 31	May 31
Deferred income tax assets (liabilities)	2019	2018
Deferred tax assets:
Mineral expenditures and capital assets	$1,519,734	$1,486,243
Share issue costs	182,079	76,109
Non-capital losses and others	3,437,319	2,668,970
	5,139,132	4,231,322
Unrecognized deferred tax assets	(5,139,132)	(4,231,322)
Deferred tax liabilities	(145,221)	(197,314)
Net deferred income t ax asset (liability)	$(145,221)	$(197,314)

Schedule of significant temporary differences, unused tax credits, and unused tax losses
	May 31	Expiry	May 31	Expiry
	2019	date range	2018	date range
Mineral expenditures and capital assets	$5,752,246	No expiry date	$5,628,645	No expiry date
Share issue costs	674,367	2022 to 2024	281,884	2021
Non-capital losses and other	15,487,395	2026 to 2039	12,383,172	2026 to 2038